Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenue
Revenue from telecommunications services	¥ 674,392	¥ 670,907	¥ 668,351
Revenue from sales of products and others	71,525	65,912	72,163
Operating revenue	745,917	736,819	740,514
Operating expenses
Network operation and support expenses	175,810	200,007	192,340
Depreciation and amortization	182,818	154,154	150,295
Employee benefit and related expenses	102,518	93,939	85,513
Selling expenses	52,813	60,326	61,086
Cost of products sold	72,565	66,231	73,668
Other operating expenses	46,244	40,775	57,486
Operating expenses	632,768	615,432	620,388
Profit from operations	113,149	121,387	120,126
Other gains	4,029	2,906	2,389
Interest and other income	15,560	15,885	15,883
Finance costs	(3,246)	(144)	(210)
Income from investments accounted for using the equity method	12,641	13,861	9,949
Profit before taxation	142,133	153,895	148,137
Taxation	(35,342)	(35,944)	(33,723)
PROFIT FOR THE YEAR	106,791	117,951	114,414
Items that will not be subsequently reclassified to profit or loss
Changes in the fair value of equity investments at fair value through other comprehensive income	(75)	(168)
Share of other comprehensive income of investments accounted for using the equity method	14	60
Items that may be subsequently reclassified to profit or loss
Change in value of available-for-sale financial assets			(5)
Currency translation differences	683	1,160	(735)
Share of other comprehensive income/(loss) of investments accounted for using the equity method	428	1,188	(1,038)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	107,841	120,191	112,636
Profit attributable to:
Equity shareholders of the Company	106,641	117,781	114,279
Non-controlling interests	150	170	135
PROFIT FOR THE YEAR	106,791	117,951	114,414
Total comprehensive income attributable to:
Equity shareholders of the Company	107,691	120,021	112,501
Non-controlling interests	150	170	135
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 107,841	¥ 120,191	¥ 112,636
Earnings per share – Basic	¥ 5.21	¥ 5.75	¥ 5.58
Earnings per share – Diluted	¥ 5.18	¥ 5.75	¥ 5.58